Issuance Of Units (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jul. 29, 2016	Jun. 18, 2018	Dec. 31, 2017	Nov. 16, 2017	Dec. 31, 2016
Limited Partners Capital Account Units Outstanding	10,011,806	20,947,418	10,011,806			19,354,498
Limited Partners Capital Account Units Issued		20,947,418				19,354,498
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692	0	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	1,592,920	0	1,592,920		1,592,920	1,592,920
General Partners Capital Account Units Outstanding	427,499	427,499	427,499			427,499
Proceeds From Partnership Contribution		$ 0	$ 84
Net proceeds from the issuance		$ 0	$ 4,004
Maximum aggregate offering price for issuance of limited partner interests				$ 25,000
Common Stock, Conversion Basis		All of the issued and outstanding 1,592,920 subordinated Series A units converted into common units on a one-for-one basis.
Partnership agreement
Basis of conversion of subordinated units							1
Subordinated Partner Units
Partners Capital Account Units	9,342,692	0	9,342,692					9,342,692
Limited Partner Units
Units issued	20,165		336,011
Net proceeds from the issuance	$ 227		$ 4,004
Conversion of subordinated Series A units		1,592,920
Stock issuance costs			$ 350
Partners Capital Account Units	10,011,806	20,947,418	10,011,806			19,354,498		9,675,795
Limited Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest		59.00%	59.00%
General Partner Units
General Partners Capital Account Units Outstanding	412		412
Proceeds From Partnership Contribution	$ 5		$ 84
Units issued			6,858
Partners Capital Account Units	427,499	427,499	427,499			427,499		420,641
General Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest		2.00%
Subordinated Series A Unitholders
Conversion of subordinated Series A units		(1,592,920)
Partners Capital Account Units	1,592,920	0	1,592,920			1,592,920		1,592,920